Nationwide Life Insurance Company:
o   Nationwide Variable Account-7


                  Prospectus supplement dated July 29, 2005 to
                          Prospectus dated May 1, 2005
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   Effective August 1, 2005, the STI Classic Variable Trust - Growth and
     Income Fund changed its name. All references in your prospectus to the STI Classic Variable Trust - Growth and Income Fund shall mean STI Classic Variable Trust - Large Cap Relative Value Fund.